30. Financial Income	12 Months Ended
Dec. 31, 2019
Financial income (expenses) [absract]
Financial Income

30.Financial Income

	2019	2018	2017
Financial Income
Gain on Derivatives	84,862	17,838	35,053
Gains from Financial Investments	225,535	161,223	119,863
Inflation Indexation	42,967	78,169	14,208
(-) Taxes on Financial Income (a)	(26,818)	(20,372)	(24,393)
Unrealized Gains - Conversion Right - ESN	16,148	-	-
Interest Income	7,451	-	-
Other	39,418	22,870	68,715
Total Financial Income	389,563	259,728	213,446

Financial Expenses
Loss with Derivatives	(86,990)	(51,674)	(40,770)
Derivative Losses - Capped Call	(23,229)	-
Unrealized Loss - Conversion Right	(778,557)	(710,787)	(727,285)
Bank Charges and Expenses	(73,171)	(75,673)	(61,711)
Exchange Offer Costs	-	(53,952)	(53,041)
Losses from Financial Investments	(111,679)	(33,999)	(44,263)
Interest on Leases (b)	(488,278)	-	-
Other	(186,361)	(135,004)	(123,391)
Total Financial Expenses	(1,748,265)	(1,061,089)	(1,050,461)

Foreign Exchange Rate Change, Net	(385,092)	(1,081,197)	(81,744)

Total	(1,743,794)	(1,882,558)	(918,759)

(a)   Relates to taxes on financial income (PIS and COFINS), according to Decree 8426 of April 1, 2015.

(b)   Amount related to present value adjustments of the right of use from the initial adoption of IFRS 16. For further information, see Note 4.26.1.